Schedule of other current assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Other Assets
Prepayments	$ 428,712	$ 264,413
Deposits	29,942	29,942
Other assets	$ 458,654	$ 294,355